UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09025

New Covenant Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-835-4531

Date of fiscal year end: June 30, 2013

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Argentina — 0.3%
MercadoLibre	11,500	$1,110

Australia — 0.8%
Brambles	101,481	895
Cochlear	10,089	715
Diana Shipping*	54,500	581
Woolworths	23,136	814

		3,005

Belgium — 0.1%
Groupe Bruxelles Lambert	7,239	553

Brazil — 0.2%
Itau Unibanco Holding ADR	33,343	594

Canada — 1.5%
Canadian Pacific Railway	17,680	2,307
Catamaran	1,804	96
Cenovus Energy	14,102	437
Eldorado Gold	41,442	396
Fairfax Financial Holdings	3,138	1,225
Ritchie Bros Auctioneers	23,399	509
Thomson Reuters	4,839	157
Westport Innovations*	11,830	349

		5,476

China — 0.7%
Baidu ADR*	9,368	822
China Shenhua Energy, Cl H	231,000	839
Want Want China Holdings	681,000	1,044

		2,705

Denmark — 0.9%
DSV(A)	32,012	774
Novo Nordisk ADR	10,264	1,658
Novozymes, Cl B(A)	26,025	884

		3,316

Finland — 0.7%
Kone, Cl B	18,464	1,452
Sampo, Cl A	25,922	997

		2,449

France — 1.0%
Cie Generale d’Optique Essilor International	11,365	1,264
Danone ADR	51,757	726
Edenred	25,451	833
Lafarge	12,467	828

		3,651

Germany — 1.3%
Brenntag	4,412	689
Continental	6,066	725
Deutsche Boerse	13,408	812
SAP ADR	28,737	2,314
SKY Deutschland	95,811	528

		5,068

Hong Kong — 1.2%
Cheung Kong Holdings	38,000	561
China Mobile	67,000	709
Hang Seng Bank	39,600	635
Hong Kong Exchanges and Clearing	72,400	1,233
Kunlun Energy	580,000	1,233

		4,371

Description	Shares	Market Value ($ Thousands)

Ireland — 2.0%
Accenture, Cl A	781	$59
Covidien	17,578	1,193
CRH	33,302	735
Eaton	2,956	181
Experian	64,403	1,115
Ingersoll-Rand	41,769	2,298
Ryanair Holdings ADR	22,504	940
Willis Group Holdings	26,282	1,038

		7,559

Israel — 0.3%
Check Point Software Technologies	24,488	1,151

Japan — 1.7%
Fast Retailing	2,700	879
Inpex	109	579
Mitsui	35,300	492
Olympus	30,200	709
Rakuten	97,200	988
Shimano	8,500	718
SMC	4,800	927
Tokyo Electron	10,400	460
Trend Micro	18,000	512

		6,264

Netherlands — 0.6%
Chicago Bridge & Iron	509	32
CNH Global	2,857	118
James Hardie Industries	72,273	753
QIAGEN	1,417	30
Unilever	28,714	1,176

		2,109

Norway — 0.3%
Aker Solutions(A)	36,344	682
Seadrill(A)	13,177	480

		1,162

Portugal — 0.1%
Galp Energia, Cl B	24,181	379

Russia — 0.4%
Magnit GDR	22,643	1,022
Sberbank of Russia ADR	46,618	598

		1,620

Singapore — 0.4%
Avago Technologies, Cl A	4,239	152
United Overseas Bank	75,552	1,241

		1,393

South Africa — 0.6%
Massmart Holdings	29,394	607
Naspers, Cl N	26,735	1,663

		2,270

South Korea — 0.9%
Hyundai Mobis	2,276	629
NHN	2,005	499
Samsung Electronics	3,200	2,151

		3,279

Spain — 0.3%
Inditex	8,508	1,128

Sweden — 1.2%
Allied World Assurance Holdings	839	78
Atlas Copco, B Shares	85,517	2,160
Svenska Handelsbanken, Cl A	37,873	1,619

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

March 31, 2013

Description	Shares	Market Value ($ Thousands)
Volvo, Cl B	53,034	$771

		4,628

Switzerland — 1.2%
Garmin	3,446	114
Nestle	31,433	2,272
Pentair	43,228	2,280
Tyco International	391	12

		4,678

Taiwan — 0.7%
Hon Hai Precision Industry GDR	101,826	568
Taiwan Semiconductor
Manufacturing ADR	117,993	2,028

		2,596

Turkey — 0.3%
BIM Birlesik Magazalar	14,601	714
Turkiye Garanti Bankasi ADR	106,560	573

		1,287

United Kingdom — 3.3%
Amlin	121,563	782
Antofagasta	39,786	595
Aon	440	27
ARM Holdings	97,000	1,357
BG Group	40,125	688
BHP Billiton	24,018	699
Burberry Group	16,285	329
Capita	67,879	927
Hargreaves Lansdown	37,885	499
Petrofac	19,000	414
Premier Farnell	124,129	421
Prudential	64,394	1,042
Rio Tinto	34,521	1,618
St. James’s Place	52,499	405
Tullow Oil	70,124	1,312
Wolseley	21,035	1,046

		12,161

United States — 74.8%
Consumer Discretionary — 12.9%
Aeropostale*	96,706	1,315
Amazon.com	9,172	2,444
Ascena Retail Group	70,412	1,306
Cablevision Systems, Cl A	8,858	132
CBS, Cl B	55,000	2,568
Charter Communications, Cl A	14,574	1,518
Chipotle Mexican Grill, Cl A	3,815	1,243
Coach	54,557	2,727
Delphi Automotive	28,779	1,278
DIRECTV*	1,202	68
Discovery Communications, Cl A	13,128	1,034
Expedia	662	40
Ford Motor	4,525	60
Gannett	313	7
General Motors	4,000	111
Gentex	172	3
Genuine Parts	256	20
Harley-Davidson	49,237	2,624
Home Depot	26,537	1,852
Jarden*	1,886	81
Johnson Controls	857	30
L Brands	445	20
Lennar, Cl A	1,057	44
Liberty Interactive, Cl A*	1,140	25
Liberty Media*	249	28

Description	Shares	Market Value ($ Thousands)
Liberty Ventures*	57	$4
Lowe’s	32,249	1,223
Macy’s	19	1
Marriott International, Cl A	213	9
Mattel	2,653	116
McDonald’s	1,063	106
Michael Kors Holdings	492	28
Mohawk Industries	490	55
Morningstar	2,128	149
Newell Rubbermaid	342	9
News, Cl A	3,693	113
News, Cl B	66,003	2,030
NIKE, Cl B	53,732	3,171
Nordstrom	50,473	2,787
Polaris Industries	76	7
priceline.com*	60	41
PulteGroup	443	9
Ralph Lauren, Cl A	9,547	1,616
Ross Stores	363	22
Signet Jewelers	454	31
Staples	108,109	1,452
Starbucks	39,725	2,263
Starwood Hotels & Resorts Worldwide	20,603	1,313
Target	46,790	3,203
Time Warner	1,084	62
Time Warner Cable	11,666	1,121
TJX	2,126	99
Tupperware Brands	66	5
Under Armour, Cl A	17,981	921
Virgin Media	363	18
Walt Disney	53,875	3,060
Yum! Brands	26,177	1,883

		47,505

Consumer Staples — 9.5%
Archer-Daniels-Midland	3,910	132
Bunge	1,900	140
Campbell Soup	40,802	1,851
Church & Dwight	2,343	152
Clorox	1,706	151
Coca-Cola	68,107	2,754
Coca-Cola Enterprises	3,360	124
Colgate-Palmolive	40,306	4,757
ConAgra Foods	4,128	148
Constellation Brands, Cl A*	2,053	98
Costco Wholesale	38,513	4,087
CVS Caremark	53,026	2,916
Dean Foods*	219	4
Dr. Pepper Snapple Group	2,621	123
Energizer Holdings	74	7
Estee Lauder, Cl A	66,781	4,276
Flowers Foods	133	4
Fresh Market*	2,766	118
General Mills	706	35
Hershey	1,759	154
HJ Heinz	338	24
Hormel Foods	3,334	138
Ingredion	1,345	97
JM Smucker	1,615	160
Kellogg	240	15
Kimberly-Clark	1,854	182
Kraft Foods Group	3,280	169
Kroger	770	26
McCormick	1,682	124

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

March 31, 2013

Description	Shares	Market Value ($ Thousands)
Mead Johnson Nutrition, Cl A	22,441	$1,738
Mondelez International, Cl A	106,436	3,258
Monster Beverage	170	8
PepsiCo	27,384	2,167
Pricesmart	5,528	430
Procter & Gamble	3,204	247
Safeway	470	12
Sysco	4,724	166
Tyson Foods, Cl A	343	9
Wal-Mart Stores	27,192	2,035
Whole Foods Market	30,567	2,652

		35,688

Energy — 5.6%
Anadarko Petroleum	2,042	179
Apache	24,830	1,916
Baker Hughes	41,695	1,935
Cameron International	235	15
Chesapeake Energy	774	16
Chevron	2,427	288
Concho Resources	135	13
ConocoPhillips	14,862	893
Devon Energy	551	31
EOG Resources	1,450	186
Exxon Mobil	26,577	2,395
Kinder Morgan	853	33
Kosmos Energy	1,732	19
Marathon Oil	1,413	48
Murphy Oil	23,150	1,475
National Oilwell Varco	43,755	3,096
Noble Energy	14,337	1,658
Occidental Petroleum	2,107	165
Oceaneering International	2,215	147
Oil States International*	67	6
Phillips 66	18,393	1,287
Schlumberger	64,846	4,856
Spectra Energy	845	26
Ultra Petroleum	198	4
Williams	764	29

		20,716

Financials — 8.6%
Aflac	16,463	856
American Express	54,205	3,657
American International Group*	62,479	2,426
Ameriprise Financial	295	22
Apartment Investment & Management, Cl A‡	315	9
Arch Capital Group	558	29
Ares Capital	1,320	24
Axis Capital Holdings	3,078	128
Bank of America	12,876	157
Bank of New York Mellon	1,615	45
BB&T	906	28
Berkshire Hathaway, Cl B	2,551	266
BlackRock, Cl A	504	129
Boston Properties‡	97	10
Capital One Financial	43,598	2,396
CBRE Group, Cl A	69,569	1,757
Charles Schwab	54,249	960
Chubb	1,345	118
Citigroup	3,505	155
Credicorp	5,555	922
Discover Financial Services	435	19
Equity Residential‡	2,092	115

Description	Shares	Market Value ($ Thousands)
Erie Indemnity, Cl A	1,200	$91
Everest Re Group	226	29
Fidelity National Financial, Cl A	72,782	1,836
Forest City Enterprises, Cl A*	179	3
General Growth Properties‡	246	5
Goldman Sachs Group	673	99
HCP‡	2,081	104
Interactive Brokers Group, Cl A	2,798	41
JPMorgan Chase	65,471	3,107
Lazard, Cl A	50,575	1,726
Leucadia National	3,054	84
Loews	544	24
Marsh & McLennan	713	27
McGraw-Hill	28,856	1,503
MetLife	29,213	1,111
Morgan Stanley	1,152	25
MSCI, Cl A*	35,987	1,221
Northern Trust	17,664	964
PartnerRe	316	30
Plum Creek Timber‡	149	8
PNC Financial Services Group	684	46
ProLogis‡	596	24
Prudential Financial	632	37
Simon Property Group‡	1,047	166
SLM	686	14
State Street	42,092	2,487
US Bancorp	2,716	92
Vornado Realty Trust‡	1,113	93
Wells Fargo	8,754	324
Weyerhaeuser‡	78,035	2,449
White Mountains Insurance Group	41	23

		32,021

Health Care — 9.7%
Abbott Laboratories	1,908	67
AbbVie	1,789	73
Actavis*	939	87
Alexion Pharmaceuticals*	10,451	963
Allergan	7,459	833
Amgen	17,571	1,801
Baxter International	881	64
Biogen Idec	8,505	1,641
Bristol-Myers Squibb	4,135	170
Celgene*	13,189	1,529
Cerner	25,995	2,463
DENTSPLY International	183	8
Eli Lilly	1,831	104
Express Scripts Holding	50,297	2,900
Forest Laboratories	49,835	1,896
Gilead Sciences	33,348	1,632
HCA Holdings	1,295	52
Hologic	63,120	1,427
Intuitive Surgical	3,560	1,749
Johnson & Johnson	59,646	4,863
Life Technologies	232	15
Medtronic	561	26
Merck	6,270	277
Mettler-Toledo International	42	9
Mylan*	40,226	1,164
Myriad Genetics*	102	2
Perrigo	16,527	1,962
Pfizer	172,910	4,990
Regeneron Pharmaceuticals	219	38
St. Jude Medical	43,400	1,755

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

March 31, 2013

Description	Shares	Market Value ($ Thousands)
Teleflex	19,074	$1,612
Thermo Fisher Scientific	1,016	78
UnitedHealth Group	2,881	165
WellPoint	452	30

		36,445

Industrials — 6.0%
3M	1,695	180
ADT	195	9
AMETEK	314	13
Armstrong World Industries	462	26
BE Aerospace	1,593	96
Caterpillar	1,716	149
Cintas	551	24
Copa Holdings, Cl A	869	104
Crane	2,794	156
CSX	1,434	35
Cummins	11,216	1,299
Danaher	2,292	142
Deere	1,846	159
Delta Air Lines	2,350	39
Dover	243	18
Emerson Electric	33,306	1,861
Engility Holdings	221	5
Exelis	12,772	139
Fastenal	36,578	1,878
FedEx	224	22
General Electric	114,655	2,651
GrafTech International	184,604	1,418
Honeywell International	2,887	218
Huntington Ingalls Industries	2,880	154
IHS, Cl A	64	7
Illinois Tool Works	22,507	1,372
Kansas City Southern	15,713	1,743
Masco	4,598	93
Nielsen Holdings	3,499	125
Norfolk Southern	429	33
PACCAR	497	25
Pall	39,242	2,683
Parker Hannifin	1,607	147
Precision Castparts	7,704	1,461
Republic Services, Cl A	692	23
RR Donnelley & Sons	244	3
Southwest Airlines	2,246	30
Spirit Aerosystems Holdings, Cl A*	8,583	163
Stanley Black & Decker	1,500	121
Textron	4,669	139
Timken	2,717	154
Toro	1,239	57
Towers Watson, Cl A	74	5
TransDigm Group	918	140
Triumph Group	119	9
Union Pacific	18,209	2,593
United Continental Holdings	1,868	60
United Parcel Service, Cl B	1,556	134
United Technologies	2,639	247
URS	102	5
Waste Management	3,917	154
Xylem	232	6

		22,527

Information Technology — 14.8%
Activision Blizzard	1,707	25
Adobe Systems	77,373	3,366
Alliance Data Systems*	67	11

Description	Shares	Market Value ($ Thousands)
Altera	46,945	$1,665
Amdocs	3,848	139
Amphenol, Cl A	366	27
Analog Devices	25,447	1,183
ANSYS	120	10
Apple	9,870	4,369
Applied Materials	86,476	1,166
Automatic Data Processing	68,057	4,425
AVX	7,485	89
BMC Software	214	10
Broadcom, Cl A	697	24
CA	799	20
Cisco Systems	13,220	276
Citrix Systems	245	18
Cognizant Technology Solutions, Cl A*	248	19
Corning	2,041	27
Cree	139	8
Dell	3,957	57
eBay*	51,219	2,777
EchoStar, Cl A*	2,311	90
EMC*	115,372	2,756
F5 Networks*	173	15
Facebook, Cl A*	33,136	848
Freescale Semiconductor*	6,600	98
Gartner*	127	7
Genpact	1,342	24
Google, Cl A*	3,801	3,018
Hewlett-Packard	2,215	53
IAC/InterActiveCorp	438	20
Intel	13,071	285
International Business Machines	15,522	3,311
Intuit	314	21
Juniper Networks	693	13
LSI*	179,751	1,219
Marvell Technology Group	1,401	15
Mastercard, Cl A	5,978	3,235
Maxim Integrated Products	2,676	87
Microchip Technology	234	9
MICROS Systems	105	5
Microsoft	85,076	2,434
Molex	5,187	152
Motorola Solutions	2,038	131
NetApp*	456	15
NeuStar, Cl A	16	1
Oracle	86,822	2,808
Paychex	615	22
QUALCOMM	77,933	5,218
Red Hat	24,422	1,235
Riverbed Technology	88,921	1,326
Salesforce.com*	174	31
SanDisk	310	17
Skyworks Solutions	246	5
Solera Holdings	92	5
Symantec	982	24
Texas Instruments	47,678	1,692
Total System Services	36,235	898
Trimble Navigation	3,253	98
VeriFone Systems	78,148	1,616
VeriSign	857	40
Visa, Cl A	15,384	2,613
Xerox	6,018	52
Yahoo!	1,578	37

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

March 31, 2013

Description	Shares	Market Value ($ Thousands)
Zebra Technologies, Cl A	1,845	$87

		55,397

Materials — 6.2%
Air Products & Chemicals	274	24
Ball	3,167	151
Crown Holdings	2,386	99
Dow Chemical	68,165	2,170
Ecolab	36,786	2,950
E.I. du Pont de Nemours	31,724	1,560
International Paper	1,686	78
LyondellBasell Industries, Cl A	10,419	659
MeadWestvaco	694	25
Monsanto	51,824	5,474
Newmont Mining	43,987	1,843
Owens-Illinois	59,069	1,574
Packaging Corp of America	50	2
Praxair	17,611	1,964
Sealed Air	81,899	1,975
Sherwin-Williams	6,442	1,088
Sonoco Products	320	11
Southern Copper	699	26
Vulcan Materials	947	49
WR Grace*	22,042	1,709

		23,431

Telecommunication Services — 1.2%
AT&T	9,438	346
CenturyLink	554	20
Crown Castle International	41,638	2,899
SBA Communications, Cl A	12,009	865
Verizon Communications	6,046	297
Windstream	1,862	15

		4,442

Utilities — 0.3%
AES	854	11
Calpine*	4,849	100
Dominion Resources	2,840	165
Duke Energy	2,553	185
Entergy	232	15
Exelon	3,536	122
FirstEnergy	225	9
NextEra Energy	541	42
Northeast Utilities	406	18
PG&E	1,643	73
Southern	3,498	164
Xcel Energy	4,583	136

		1,040

		279,212

Total Common Stock (Cost $309,571) ($ Thousands)		365,174

EXCHANGE-TRADED FUND — 0.6%
SPDR Gold Trust	14,909	2,303

Total Exchange-Traded Fund (Cost $2,424) ($ Thousands)		2,303

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%†**	3,462,038	3,462

Total Cash Equivalent (Cost $3,462) ($ Thousands)		3,462

Description	Face Amount ($ Thousdands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills 0.080%, 06/27/2013(B)(C)	$359	$359

Total U.S. Treasury Obligation (Cost $359) ($ Thousands)		359

Total Investments — 99.4% (Cost $315,816) ($ Thousands)††		$371,298

A list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	7	Jun-2013	$(5)
FTSE 100 Index	2	Jun-2013	(1)
S&P 500 Index EMINI	39	Jun-2013	72
S&P TSE 60 Index	1	Jun-2013	(1)
SPI 200 Index	1	Jun-2013	(3)
Topix Index	1	Jun-2013	5

			$67

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $373,383 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2013.

‡	Real Estate Investment Trust

†	Investment in Affiliated Security.

††	At March 31, 2013, the tax basis cost of the Fund’s investments was $315,816 ($ Thousands), and the unrealized appreciation and depreciation were $62,672 ($ Thousands) and $(7,190) ($ Thousands), respectively.

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2013 was $2,820 ($ Thousands) and represented 0.8% of Net Assets.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and the London Stock Exchange

GDR — Global Depositary Receipt

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

SPI — Share Price Index

Topix — Tokyo Stock Price Index

TSE — Toronto Stock Exchange

The following is a list of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$362,354	$2,820	$—	$365,174
Exchange-Traded Fund	2,303	—	—	2,303
Cash Equivalent	3,462	—	—	3,462
U.S. Treasury Obligation	—	359	—	359

Total Investments in Securities	$368,119	$3,179	$—	$371,298

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^	$67	$—	$—	$67

^Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2013, there were transfers between Level 2 and Level 1 assets and liabilities. The primary reason for changes in the classifications between Levels 2 and 1 occurs when the foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Concluded)

March 31, 2013

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 42.5%

Agency Mortgage-Backed Obligations — 37.4%
FHLMC
5.500%, 12/01/2036	$369	$401
5.500%, 08/01/2038	286	310
5.500%, 11/01/2038	168	182
5.500%, 12/01/2038	1,176	1,283
5.000%, 12/01/2020	566	607
5.000%, 05/01/2022	266	286
5.000%, 04/01/2024	243	260
5.000%, 08/01/2038	81	87
5.000%, 03/01/2039	159	171
5.000%, 02/01/2040	824	908
4.500%, 11/01/2039	860	920
4.500%, 08/01/2040	2,431	2,602
4.500%, 08/01/2040	2,864	3,065
4.000%, 09/01/2040	193	205
3.500%, 10/01/2042	99	105
3.500%, 11/01/2042	397	421
3.500%, 01/01/2043	199	211
3.500%, 02/01/2043	100	106
3.500%, 04/01/2043	100	107
FHLMC, Ser 2012-274, Cl F1
0.703%, 08/15/2042(A)	492	496
FHLMC, Ser 2012-279, Cl F6
0.653%, 09/15/2042(A)	492	496
FHLMC IO, Ser 2007-3349
6.297%, 07/15/2037(A)	1,745	290
FHLMC IO, Ser 2011-3947
5.747%, 10/15/2041(A)	935	226
FHLMC IO, Ser 2012-4013
4.000%, 02/15/2039	673	136
FHLMC IO, Ser 2012-4057
5.847%, 04/15/2039(A)	607	137
3.000%, 05/15/2027	576	55
FHLMC IO, Ser 2012-4085
3.000%, 06/15/2027	1,213	159
FHLMC IO, Ser 2012-4092
3.000%, 09/15/2031	1,542	170
FHLMC IO, Ser 2012-4120
5.947%, 10/15/2042(A)	493	132
FHLMC Multifamily Structured Pass-Through Certificates, Ser K024
0.785%, 09/25/2022(A)	280	19
FHLMC Multifamily Structured Pass-Through Certificates IO, Ser K021
1.514%, 06/25/2022(A)	559	61
FHLMC REMIC, Ser 2003-2677, Cl ME
5.000%, 03/15/2032	58	58
FHLMC TBA
3.500%, 04/01/2041	1,400	1,473
2.500%, 04/15/2027	1,000	1,035
FNMA
7.000%, 11/01/2037	9	10
7.000%, 11/01/2037	13	15
7.000%, 12/01/2037	12	14
7.000%, 02/01/2038	16	19
7.000%, 09/01/2038	9	10
7.000%, 11/01/2038	13	16

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
7.000%, 11/01/2038	$119	$141
7.000%, 11/01/2038	25	30
7.000%, 11/01/2038	15	18
6.500%, 08/01/2017	176	190
6.000%, 12/01/2035	144	153
6.000%, 07/01/2037	294	322
6.000%, 09/01/2037	340	373
6.000%, 11/01/2038	384	421
5.500%, 09/01/2034	1,210	1,335
5.500%, 02/01/2035	728	803
5.000%, 01/01/2021	487	526
5.000%, 11/01/2025	339	371
5.000%, 06/01/2035	367	399
5.000%, 07/01/2035	1,857	2,019
5.000%, 02/01/2036	650	706
5.000%, 03/01/2036	926	1,005
5.000%, 03/01/2040	399	433
5.000%, 06/01/2040	930	1,028
5.000%, 06/01/2040	684	747
5.000%, 06/01/2040	82	89
4.601%, 04/01/2020	1,372	1,570
4.530%, 12/01/2019	1,000	1,167
4.501%, 01/01/2020	760	876
4.377%, 11/01/2019	522	598
4.000%, 06/01/2025	635	680
4.000%, 02/01/2041	2,108	2,248
4.000%, 09/01/2041	898	958
4.000%, 04/01/2042	5,714	6,192
3.685%, 01/01/2021	1,473	1,630
3.500%, 03/01/2041	1,018	1,075
3.500%, 10/01/2042	99	105
3.500%, 12/01/2042	99	106
3.500%, 12/01/2042	199	211
3.500%, 12/01/2042	199	211
3.499%, 03/01/2036(A)	165	176
3.030%, 12/01/2021	735	780
2.500%, 10/01/2042	1,080	1,069
2.400%, 12/01/2022	250	253
1.940%, 07/01/2019	400	407
0.650%, 01/01/2023(A)	499	499
0.560%, 01/01/2023(A)	498	499
0.555%, 01/01/2023(A)	500	501
0.550%, 01/01/2023(A)	498	502
0.540%, 01/01/2023(A)	400	400
0.540%, 01/01/2023(A)	500	501
FNMA, Ser 1992-1, Cl F
1.019%, 01/25/2022(A)	267	269
FNMA, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	1,047	1,221
FNMA, Ser 2012-108, Cl F
0.704%, 10/25/2042(A)	492	497
FNMA, Ser 2012-M11, Cl FA
0.658%, 08/25/2019(A)	477	480
FNMA IO, Ser 2010-100
6.446%, 09/25/2040(A)	1,760	287
FNMA IO, Ser 2012-111
5.896%, 07/25/2040(A)	688	170
FNMA IO, Ser 2012-74
3.000%, 07/25/2027	2,030	229
FNMA IO, Ser 2012-84
5.796%, 08/25/2042(A)	2,388	313
FNMA IO, Ser 2012-89
5.846%, 05/25/2039(A)	877	194

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA IO, Ser 2012-93
5.896%, 09/25/2042(A)	$391	$96
3.000%, 09/25/2027	1,564	204
FNMA REMIC, Ser 2004-90, Cl LH
5.000%, 04/25/2034	1,800	1,900
FNMA REMIC, Ser 2005-22, Cl DA
5.500%, 12/25/2034	980	1,091
FNMA REMIC, Ser 2009-86, Cl CA
4.500%, 09/25/2024	129	132
FNMA TBA
5.481%, 06/01/2017	2,131	2,458
4.000%, 04/01/2039	1,300	1,386
3.500%, 04/01/2041	4,800	5,069
3.000%, 04/01/2042	2,600	2,674
2.500%, 04/25/2027	5,200	5,394
2.500%, 04/01/2043	400	397
GNMA
5.500%, 02/20/2037	345	379
5.500%, 07/20/2038	204	223
5.500%, 01/15/2039	464	508
5.000%, 12/20/2038	151	160
5.000%, 03/15/2039	446	487
5.000%, 03/20/2039	311	329
5.000%, 07/20/2040	3,408	3,783
4.863%, 06/20/2061	1,656	1,867
4.826%, 06/20/2061	1,438	1,653
4.697%, 09/20/2061	1,395	1,575
4.650%, 12/20/2060	1,378	1,539
4.626%, 07/20/2061	1,536	1,711
4.500%, 07/20/2038	391	426
4.500%, 05/20/2040	1,909	2,111
4.500%, 07/20/2040	2,944	3,257
4.500%, 01/20/2041	1,024	1,132
4.500%, 07/20/2041	410	452
4.295%, 07/20/2061	1,343	1,502
2.500%, 02/20/2027	2,687	2,801
GNMA, Ser 2004-10, Cl C
4.666%, 07/16/2031	531	543
GNMA, Ser 2004-108, Cl AB
4.397%, 12/16/2032(A)	191	196
GNMA, Ser 2009-108, Cl WG
4.000%, 09/20/2038	936	1,006
GNMA, Ser 2009-31, Cl MA
4.500%, 08/20/2033	181	186
GNMA, Ser 2009-51, Cl A
3.853%, 02/16/2040	97	97
GNMA, Ser 2009-86, Cl A
3.536%, 09/16/2035	671	693
GNMA, Ser 2010-48, Cl AC
4.229%, 02/16/2040	514	535
GNMA, Ser 2010-71, Cl AD
3.489%, 03/16/2039	938	970
GNMA, Ser 2011-147, Cl A
2.174%, 07/16/2038	1,442	1,491
GNMA, Ser 2012-22, Cl AB
1.661%, 03/16/2033	1,468	1,494
GNMA, Ser 2012-H18, Cl NA
0.722%, 08/20/2062(A)	392	394
GNMA IO, Ser 2011-141
5.897%, 10/20/2041(A)	586	124
GNMA IO, Ser 2011-146
6.497%, 04/16/2040(A)	511	107
GNMA IO, Ser 2012-66

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.500%, 02/20/2038	$286	$43
GNMA IO, Ser 2012-77
7.500%, 04/20/2031	304	74
GNMA TBA
3.500%, 04/01/2041	400	430
3.500%, 04/15/2041	800	855

		111,181

Non-Agency Mortgage-Backed Obligations — 5.1%
American Home Mortgage Investment Trust, Ser 2004-4, Cl 1A1
0.544%, 02/25/2045(A)	393	364
American Home Mortgage Investment Trust, Ser 2005-1, Cl 7A1
2.447%, 06/25/2045(A)	406	401
Banc of America Commercial Mortgage Trust, Ser 2006-2, Cl AM
5.763%, 05/10/2045(A)	100	112
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039(B)	192	193
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004- 3, Cl A5
5.563%, 06/10/2039(A)	385	401
Banc of America Mortgage Trust, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	152	155
Banc of America Mortgage Trust, Ser 2004-9, Cl 3A1
6.500%, 09/25/2032	183	192
BCAP Trust, Ser 2012-RR10, Cl 3A1
0.392%, 05/26/2036(A)(B)	444	411
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	328	354
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.715%, 06/11/2040(A)	550	641
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW16, Cl AM
5.715%, 06/11/2040(A)	25	29
Citigroup Mortgage Loan Trust, Ser 2012-A, Cl A
2.500%, 06/25/2051(B)	118	117
Commercial Mortgage Pass- Through Certificates, Ser 2005-C6, Cl A5A
5.116%, 06/10/2044(A)	360	391
Commercial Mortgage Pass- Through Certificates, Ser 2012- MVP, Cl A
2.141%, 11/17/2026(A)(B)	99	101
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	587	620
CSMC Series, Ser 2012-11R, Cl A6

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.204%, 06/28/2047(A)(B)	$476	$456
DBRR Trust, Ser 2013-EZ2, Cl A
0.853%, 02/25/2045(A)(B)	100	100
Extended Stay America Trust, Ser 2013-ESH7, Cl A27
2.958%, 12/05/2031(B)	110	111
GE Capital Commercial Mortgage, Ser 2004-C1, Cl A3
4.596%, 11/10/2038	457	465
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A4
5.301%, 08/10/2038(A)	416	436
Homestar Mortgage Acceptance, Ser 2004-6, Cl M2
0.874%, 01/25/2035(A)	689	631
Homestar Mortgage Acceptance, Ser 2004-6, Cl M3
1.304%, 01/25/2035(A)	410	374
Impac CMB Trust, Ser 2004-6, Cl 1A2
0.984%, 10/25/2034(A)	136	125
Impac CMB Trust, Ser 2007-A, Cl M1
0.604%, 05/25/2037(A)	564	507
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.454%, 04/25/2037(A)	267	244
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- LDP8, Cl AM
5.440%, 05/15/2045	30	33
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- LDP9, Cl A3
5.336%, 05/15/2047	590	664
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 5A2
4.411%, 02/25/2035(A)	224	229
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl A4
5.372%, 09/15/2039	103	117
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.179%, 09/15/2045(A)	250	293
MASTR Alternative Loans Trust, Ser 2004-2, Cl 4A1
5.000%, 02/25/2019	182	189
MASTR Asset Securitization Trust, Ser 2003-7, Cl 1A1
5.500%, 09/25/2033	168	177
MASTR Seasoned Securitization Trust, Ser 2004-2, Cl A2
6.500%, 08/25/2032	204	231
Merrill Lynch/Countrywide Commerical Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	200	226
ML-CFC Commercial Mortgage Trust, Ser 2007-8, Cl A3
5.936%, 08/12/2049(A)	200	233
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.918%, 02/15/2046	$60	$61
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	61	62
Morgan Stanley Capital I, Ser 2007- IQ14, Cl A4
5.692%, 04/15/2049(A)	35	40
Morgan Stanley Reremic Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049(B)	314	318
MSSR
1.000%, 03/27/2051	120	119
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	367	386
NorthStar Mortgage Trust, Ser 2012-1, Cl A
1.404%, 08/25/2029(A)(B)	125	125
RALI Trust, Ser 2003-QS13, Cl A5
0.854%, 07/25/2033(A)	125	118
RALI Trust, Ser 2004-QS5, Cl A1
4.600%, 04/25/2034	242	251
Residential Asset Securitization Trust, Ser 2003-A7, Cl A12
5.500%, 07/25/2033	246	249
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 4A
2.763%, 12/25/2034(A)	156	153
Sequoia Mortgage Trust, Ser 2004- 5, Cl A2
0.723%, 06/20/2034(A)	206	194
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057(A)(B)	421	427
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M2
4.610%, 10/25/2057(A)(B)	200	207
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059(A)(B)	155	156
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004- 3AC, Cl A2
2.508%, 03/25/2034(A)	510	507
UBS-BAMLL Trust, Ser 2012- WRM, Cl A
3.663%, 06/10/2030(B)	116	121
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	73	77
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045(B)	120	120
UBS-Barclays Commercial Mortgage Trust IO, Ser 2012-C2
1.820%, 05/10/2063(A)(B)	495	51
Vericrest Opportunity Loan Transferee, Ser 2012-NL3A, Cl A
2.734%, 11/25/2060(A)(B)	242	245

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Vericrest Opportunity Loan Trust, Ser 2013-1A, Cl A
3.105%, 11/25/2050(A)(B)	$232	$232
Wachovia Bank Commercial Mortgage Trust, Ser 2004-C12, Cl A4
5.309%, 07/15/2041(A)	316	329
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C29, Cl A4
5.308%, 11/15/2048	25	28
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	40	44
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/2045	160	163
WFRBS Commercial Mortgage Trust IO, Ser 2012-C7
1.604%, 06/15/2045(A)(B)	1,337	145

		15,251

Total Mortgage-Backed Securities (Cost $122,415) ($ Thousands)		126,432

CORPORATE OBLIGATIONS — 20.9%

Consumer Discretionary — 1.7%
American Honda Finance
1.000%, 08/11/2015(B)	490	492
CBS
7.875%, 09/01/2023	80	105
Daimler Finance North America
2.250%, 07/31/2019(B)	200	201
Ford Motor Credit
8.125%, 01/15/2020	340	429
5.875%, 08/02/2021	230	263
3.000%, 06/12/2017	200	205
Historic TW
6.625%, 05/15/2029	50	62
Hyundai Capital America
1.625%, 10/02/2015(B)	180	181
Macy’s Retail Holdings
5.750%, 07/15/2014	510	541
2.875%, 02/15/2023	33	32
NBC Universal Media
2.875%, 01/15/2023	100	99
News America
5.300%, 12/15/2014	510	549
Nissan Motor Acceptance
1.800%, 03/15/2018(B)	102	102
TCI Communications
8.750%, 08/01/2015	536	633
Time Warner
4.750%, 03/29/2021	50	57
Time Warner Cable
8.250%, 02/14/2014	370	394
5.000%, 02/01/2020	490	557
Walt Disney
0.450%, 12/01/2015	13	13

		4,915

Consumer Staples — 1.1%

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bunge Finance
8.500%, 06/15/2019	$60	$77
ConAgra Foods
2.100%, 03/15/2018	14	14
1.300%, 01/25/2016	10	10
CVS Caremark
4.125%, 05/15/2021	300	334
Kimberly-Clark
6.125%, 08/01/2017	140	169
Kraft Foods Group
5.375%, 02/10/2020	206	246
3.500%, 06/06/2022	320	335
Kroger
8.000%, 09/15/2029	40	53
3.900%, 10/01/2015	660	705
Mondelez International
5.375%, 02/10/2020	184	219
PepsiCo
3.000%, 08/25/2021	290	305
2.750%, 03/05/2022	80	82
2.500%, 05/10/2016	280	294
1.250%, 08/13/2017	52	52
0.700%, 08/13/2015	250	250
Safeway
3.950%, 08/15/2020	20	20
Wal-Mart Stores
4.250%, 04/15/2021	210	241

		3,406

Energy — 1.5%
Anadarko Holding
7.150%, 05/15/2028	80	96
Anadarko Petroleum
6.375%, 09/15/2017	550	656
5.950%, 09/15/2016	40	46
Apache
3.250%, 04/15/2022	460	477
2.625%, 01/15/2023	19	18
Baker Hughes
3.200%, 08/15/2021	90	95
Cameron International
1.600%, 04/30/2015	22	22
Canadian Natural Resources
3.450%, 11/15/2021	60	64
ConocoPhillips
6.000%, 01/15/2020	230	288
4.750%, 02/01/2014	43	45
Devon Energy
6.300%, 01/15/2019	320	387
3.250%, 05/15/2022	38	38
1.875%, 05/15/2017	80	81
EOG Resources
2.625%, 03/15/2023	26	26
Hess
8.125%, 02/15/2019	200	258
7.875%, 10/01/2029	70	90
Kinder Morgan Energy Partners LP
6.000%, 02/01/2017	230	267
Marathon Oil
6.000%, 10/01/2017	56	67
0.900%, 11/01/2015	66	66
Nabors Industries
9.250%, 01/15/2019	60	77

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.625%, 09/15/2021	$60	$63
National Oilwell Varco
1.350%, 12/01/2017	18	18
NextEra Energy Capital Holdings
1.200%, 06/01/2015	29	29
Noble Energy
4.150%, 12/15/2021	290	319
Occidental Petroleum
3.125%, 02/15/2022	230	242
2.700%, 02/15/2023	237	237
Spectra Energy Capital
5.650%, 03/01/2020	53	62
Texas Eastern Transmission
2.800%, 10/15/2022(B)	92	92
TransCanada PipeLines
2.500%, 08/01/2022	90	88
Transocean
6.375%, 12/15/2021	60	70
Weatherford International
9.875%, 03/01/2039	40	58
Williams Partners LP
7.250%, 02/01/2017	135	162

		4,604

Financials — 8.4%
American Express
2.650%, 12/02/2022	615	603
Arden Realty LP‡
5.250%, 03/01/2015	664	715
Bank of America
7.625%, 06/01/2019	365	464
5.625%, 07/01/2020	250	292
5.420%, 03/15/2017	200	222
5.000%, 05/13/2021	360	403
Bank of Montreal
2.550%, 11/06/2022	145	142
1.400%, 09/11/2017	86	86
Bank of New York Mellon
4.600%, 01/15/2020	136	157
Bank of Nova Scotia
1.375%, 12/18/2017	200	200
Barrick North America Finance
4.400%, 05/30/2021	90	96
BB&T
6.850%, 04/30/2019	240	306
1.600%, 08/15/2017	56	57
Bear Stearns
7.250%, 02/01/2018	140	174
Berkshire Hathaway Finance
3.000%, 05/15/2022	154	157
BlackRock
3.375%, 06/01/2022	58	61
Blackstone Holdings Finance
4.750%, 02/15/2023(B)	66	73
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	35	35
Capital One Bank USA
3.375%, 02/15/2023	300	297
Caterpillar Financial Services
6.200%, 09/30/2013	400	411
2.850%, 06/01/2022	53	54
1.250%, 11/06/2017	43	43

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup
6.125%, 11/21/2017	$815	$963
6.010%, 01/15/2015	160	173
6.000%, 12/13/2013	325	337
5.375%, 08/09/2020	373	437
2.250%, 08/07/2015	400	409
CME Group
3.000%, 09/15/2022	80	81
CNA Financial
5.875%, 08/15/2020	332	391
Commonwealth Bank of Australia NY
1.250%, 09/18/2015	320	323
ERAC USA Finance
1.400%, 04/15/2016(B)	22	22
ERP Operating LP‡
5.375%, 08/01/2016	104	118
4.625%, 12/15/2021	104	117
General Electric Capital
6.000%, 08/07/2019	1,629	1,978
2.100%, 12/11/2019	40	41
1.625%, 07/02/2015	184	187
1.000%, 12/11/2015	25	25
Goldman Sachs Group
6.150%, 04/01/2018	320	377
6.000%, 06/15/2020	480	567
5.950%, 01/18/2018	660	769
5.375%, 03/15/2020	320	365
5.350%, 01/15/2016	427	472
HCP‡
2.625%, 02/01/2020	110	111
HSBC Finance
6.676%, 01/15/2021	180	213
5.000%, 06/30/2015	264	285
HSBC USA
1.625%, 01/16/2018	250	250
Jefferies Group
8.500%, 07/15/2019	136	169
John Deere Capital
2.250%, 04/17/2019	100	103
1.700%, 01/15/2020	9	9
1.200%, 10/10/2017	22	22
0.950%, 06/29/2015	46	47
JPMorgan Chase
1.100%, 10/15/2015	360	360
KeyCorp
5.100%, 03/24/2021	72	84
Lincoln National
8.750%, 07/01/2019	35	47
Macquarie Bank
3.450%, 07/27/2015(B)	40	42
MassMutual Global Funding II
2.500%, 10/17/2022(B)	106	104
Merrill Lynch
6.875%, 04/25/2018	390	471
MetLife
6.750%, 06/01/2016	290	341
Metropolitan Life Global Funding I
1.700%, 06/29/2015(B)	213	217
1.500%, 01/10/2018(B)	100	100
Morgan Stanley
6.000%, 05/13/2014	660	696
5.625%, 09/23/2019	200	230

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.500%, 07/28/2021	$280	$321
Nationsbank
10.200%, 07/15/2015	264	309
New York Life Global Funding
0.750%, 07/24/2015(B)	160	161
PNC Bank
6.875%, 04/01/2018	250	311
2.700%, 11/01/2022	260	253
Principal Life Global Funding II
1.000%, 12/11/2015(B)	37	37
0.930%, 07/09/2014(A)(B)	48	48
Private Export Funding
4.550%, 05/15/2015	624	680
Prudential Financial
5.100%, 09/20/2014	490	521
Prudential Holdings
8.695%, 12/18/2023(B)	564	724
Prudential Insurance of America
8.300%, 07/01/2025(B)	150	206
Royal Bank of Canada
1.200%, 09/19/2017	129	129
Royal Bank of Scotland Group
2.550%, 09/18/2015	180	185
SLM
3.875%, 09/10/2015	220	229
0.601%, 01/27/2014(A)	550	545
SunTrust Banks
3.500%, 01/20/2017	70	75
Toyota Motor Credit
1.250%, 10/05/2017	374	374
US Bancorp
4.200%, 05/15/2014	290	302
2.950%, 07/15/2022	120	120
Wachovia
5.750%, 02/01/2018	320	381
Wachovia Bank
6.000%, 11/15/2017	250	298
WEA Finance
3.375%, 10/03/2022(B)	79	80
Wells Fargo
5.625%, 12/11/2017	585	692
4.600%, 04/01/2021	480	548
3.450%, 02/13/2023	120	121
2.100%, 05/08/2017	130	134
1.500%, 01/16/2018	140	140

		25,025

Health Care — 1.5%
AbbVie
2.900%, 11/06/2022(B)	180	180
1.750%, 11/06/2017(B)	399	404
Actavis
1.875%, 10/01/2017	70	71
Agilent Technologies
6.500%, 11/01/2017	300	359
Baxter International
5.900%, 09/01/2016	300	349
Celgene
1.900%, 08/15/2017	50	51
Express Scripts Holding
3.500%, 11/15/2016	480	517
Humana
3.150%, 12/01/2022	260	257

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Johnson & Johnson
1.200%, 05/15/2014	$510	$515
Medtronic
3.125%, 03/15/2022	190	199
Novartis Capital
2.400%, 09/21/2022	50	50
Quest Diagnostics
4.750%, 01/30/2020	40	44
UnitedHealth Group
4.700%, 02/15/2021	68	78
2.750%, 02/15/2023	17	17
1.875%, 11/15/2016	320	330
1.625%, 03/15/2019	200	201
WellPoint
3.300%, 01/15/2023	36	36
3.125%, 05/15/2022	400	403
1.250%, 09/10/2015	50	50
Wyeth
5.450%, 04/01/2017	230	270
Zoetis
3.250%, 02/01/2023(B)	50	51
1.875%, 02/01/2018(B)	85	85

		4,517

Industrials — 2.7%
3M
1.000%, 06/26/2017	60	60
ADT
4.125%, 06/15/2023(B)	100	104
3.500%, 07/15/2022(B)	30	30
American Airlines 2011-1, Pass- Through Trust
5.250%, 01/31/2021	119	130
Burlington Northern and Santa Fe Railway 2002-2, Pass-Through Trust
5.140%, 01/15/2021	789	873
Canal Barge
4.500%, 11/12/2034(D)	987	1,141
Caterpillar
1.500%, 06/26/2017	46	47
Continental Airlines 1999-1, Pass- Through Trust
6.545%, 02/02/2019	37	41
Continental Airlines 2012-2, Pass- Through Trust
4.000%, 10/29/2024	53	55
CSX
3.700%, 10/30/2020	56	61
CSX Transportation
6.251%, 01/15/2023	784	948
Deere
2.600%, 06/08/2022	48	48
Delta Air Lines 2012-1, Pass- Through Trust
4.750%, 05/07/2020	46	50
Eaton
2.750%, 11/02/2022(B)	410	408
1.500%, 11/02/2017(B)	133	133
Enterprise Products Operating
5.250%, 01/31/2020	670	785
General Electric
2.700%, 10/09/2022	42	42

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.850%, 10/09/2015	$100	$100
Matson Navigation
5.337%, 09/04/2028(D)	725	825
News America
9.500%, 07/15/2024	80	115
Penske Truck Leasing LP
4.875%, 07/11/2022(B)	72	76
Republic Services
3.550%, 06/01/2022	40	42
Ryder System
3.500%, 06/01/2017	70	75
Union Pacific
5.404%, 07/02/2025	1,159	1,308
United Parcel Service
2.450%, 10/01/2022	23	23
United Technologies
3.100%, 06/01/2022	432	453
Waste Management
7.375%, 03/11/2019	40	50

		8,023

Information Technology — 0.6%
Arrow Electronics
3.000%, 03/01/2018	21	21
eBay
2.600%, 07/15/2022	19	19
1.350%, 07/15/2017	44	44
Hewlett-Packard
4.650%, 12/09/2021	88	91
3.750%, 12/01/2020	160	159
International Business Machines
1.875%, 05/15/2019	110	113
Microsoft
0.875%, 11/15/2017	15	15
Oracle
2.500%, 10/15/2022	121	119
1.200%, 10/15/2017	190	190
Texas Instruments
1.650%, 08/03/2019	26	26
0.450%, 08/03/2015	34	34
Xerox
1.680%, 09/13/2013(A)	797	800

		1,631

Materials — 0.6%
Dow Chemical
3.000%, 11/15/2022	71	70
Ecolab
4.350%, 12/08/2021	80	88
1.450%, 12/08/2017	56	55
1.000%, 08/09/2015	38	38
Freeport-McMoRan Copper & Gold
3.550%, 03/01/2022	280	278
3.100%, 03/15/2020(B)	50	50
2.375%, 03/15/2018(B)	50	50
2.150%, 03/01/2017	65	66
Mosaic
3.750%, 11/15/2021	70	74
Plum Creek Timberlands LP
5.875%, 11/15/2015	332	369
Rio Tinto Finance USA
4.125%, 05/20/2021	550	594
1.625%, 08/21/2017	33	33

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Southern Copper
3.500%, 11/08/2022	$130	$130

		1,895

Telecommunication Services — 0.7%
AT&T
5.600%, 05/15/2018	60	71
5.500%, 02/01/2018	330	388
4.450%, 05/15/2021	40	45
1.400%, 12/01/2017	150	149
0.800%, 12/01/2015	55	55
BellSouth Telecommunications
6.375%, 06/01/2028	128	154
Cellco Partnership
8.500%, 11/15/2018	160	213
DIRECTV Holdings
5.000%, 03/01/2021	80	89
Discovery Communications
3.300%, 05/15/2022	96	98
GTE
6.940%, 04/15/2028	120	154
TCI Communications
7.875%, 02/15/2026	240	332
Verizon Communications
3.500%, 11/01/2021	90	94
2.450%, 11/01/2022	130	123

		1,965

Utilities — 2.1%
AGL Capital
3.500%, 09/15/2021	70	75
American Electric Power
1.650%, 12/15/2017	10	10
American Water Capital
6.085%, 10/15/2017	765	914
Atmos Energy
8.500%, 03/15/2019	80	108
Baltimore Gas & Electric
2.800%, 08/15/2022	38	38
Carolina Power & Light
2.800%, 05/15/2022	58	59
Consumers Energy
5.650%, 04/15/2020	60	74
DTE Electric
2.650%, 06/15/2022	21	21
Duke Energy
3.550%, 09/15/2021	170	181
Duke Energy Indiana
3.750%, 07/15/2020	88	97
Entergy Louisiana
6.500%, 09/01/2018	1,172	1,427
Exelon
4.900%, 06/15/2015	400	433
FirstEnergy
4.250%, 03/15/2023	320	324
2.750%, 03/15/2018	340	344
Hydro-Quebec
8.400%, 01/15/2022	80	114
Kansas City Power & Light
6.375%, 03/01/2018	64	77
Nevada Power
6.500%, 08/01/2018	92	115
New Valley Generation I
7.299%, 03/15/2019	941	1,111

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nisource Finance
3.850%, 02/15/2023	$100	$103
Pacific Gas & Electric
2.450%, 08/15/2022	26	26
PG&E
5.750%, 04/01/2014	290	304
PPL Capital Funding
4.200%, 06/15/2022	40	42
PSEG Power
5.125%, 04/15/2020	110	125
San Diego Gas & Electric
6.000%, 06/01/2026	56	74
Sempra Energy
6.150%, 06/15/2018	120	146

		6,342

Total Corporate Obligations (Cost $59,397) ($ Thousands)		62,323

ASSET-BACKED SECURITIES — 6.7%

Automotive — 2.1%
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016(B)	72	72
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018(B)	237	237
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2
0.960%, 01/09/2017	80	81
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A3
0.910%, 10/08/2015	274	274
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	98	98
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2
0.710%, 12/08/2015	105	105
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.503%, 01/15/2021(A)(B)	482	481
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019(B)	400	407
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.603%, 09/15/2017(A)(B)	680	681
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017(B)	83	83
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	106	106

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
DT Auto Owner Trust, Ser 2012-2A, Cl A
0.910%, 11/16/2015(B)	$112	$113
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018(B)	38	38
Ford Credit Auto Lease Trust, Ser 2013-A, Cl A2
0.460%, 05/15/2015	320	320
Ford Credit Auto Owner Trust, Ser 2012-D, Cl A2
0.400%, 09/15/2015	100	100
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.583%, 01/15/2018(A)	100	100
Honda Auto Receivables Owner Trust, Ser 2011-1, Cl A3
1.130%, 10/15/2014	68	68
Honda Auto Receivables Owner Trust, Ser 2013-1, Cl A3
0.350%, 06/22/2015	85	85
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A2
0.520%, 08/18/2016	650	649
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A2
0.540%, 01/15/2015	216	216
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	109	109
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A2
0.470%, 10/17/2016	260	260
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.370%, 03/16/2015	140	140
Nissan Auto Lease Trust, Ser 2012-B, Cl A2A
0.450%, 06/15/2015	47	47
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	250	250
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/2015	52	52
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A2
0.390%, 04/15/2015	170	170
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A2
0.730%, 05/16/2016	240	241

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	$93	$93
USAA Auto Owner Trust, Ser 2012-1, Cl A2
0.380%, 06/15/2015	130	130
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	110	110
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A3
0.850%, 08/22/2016	120	121
World Omni Auto Receivables Trust, Ser 2012-B, Cl A2
0.430%, 11/16/2015	61	61
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	94	94
World Omni Auto Receivables Trust, Ser 2012-A, Cl A2
0.520%, 06/15/2015	148	148

		6,340

Credit Card — 0.9%
American Credit Acceptance Receivables Trust, Ser 2012-2, Cl A
1.890%, 07/15/2016(B)	82	82
American Express Credit Account Master Trust, Ser 2012-3, Cl A
0.353%, 03/15/2018(A)	670	666
American Express Credit Account Master Trust, Ser 2012-5, Cl A
0.590%, 05/15/2018	400	400
Citibank Credit Card Issuance Trust, Ser 2006-A3, Cl A3
5.300%, 03/15/2018	650	738
Golden Credit Card Trust, Ser 2013-1A, Cl A
0.452%, 02/15/2018(A)(B)	600	600

		2,486

Home — 0.8%
Argent Securities, Ser 2004-W5, Cl AV2
0.724%, 04/25/2034(A)	321	322
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/2037	359	366
Centex Home Equity, Ser 2005-C, Cl AF5
5.048%, 06/25/2035	614	624
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/2034	300	312
CWHEQ Revolving Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.343%, 07/15A/2036(A)	127	110

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl M4
1.264%, 12/25/2033(A)	$295	$276
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl A2C
1.854%, 03/25/2035(A)	430	415

		2,425

Other Asset-Backed Securities — 2.9%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.004%, 12/27/2022(A)(B)	155	156
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
1.179%, 12/25/2034(A)	708	638
CenterPoint Energy Transition Bond, Ser 2005-A,
5.090%, 08/01/2015	729	749
Consumers Funding, Ser 2001-1, Cl A6
5.760%, 10/20/2016	1,486	1,619
Countrywide Asset-Backed Certificates, Ser 2005-1, Cl Af6
5.030%, 07/25/2035(A)	271	280
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A1
1.340%, 10/15/2043(B)	116	116
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/2044(B)	593	594
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl Cl A2
1.495%, 01/16/2046(B)	135	136
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045(B)	100	102
Nationstar Agency Advance Funding Trust, Ser 2013-T1A, Cl AT1
0.997%, 02/15/2045(B)	100	100
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.461%, 01/25/2037(A)	93	91
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017(A)(B)	150	150
Real Estate Asset Trust, Ser 2012-3A, Cl A1
2.734%, 11/25/2042(A)(B)	102	102
SLM Private Education Loan Trust, Ser 2013-1, Cl A2
0.454%, 09/25/2019(A)	600	600
SLM Student Loan Trust, Ser 2005-4, Cl A3
0.421%, 01/25/2027(A)	160	158

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2013-A, Cl A4
0.803%, 08/15/2022(A)(B)	$340	$340
SLM Student Loan Trust, Ser 2005-7, Cl A3
0.451%, 10/25/2029(A)	480	446
SLM Student Loan Trust, Ser 2012-7, Cl A1
0.364%, 02/27/2017(A)	849	849
SLM Student Loan Trust, Ser 2012-6, Cl A1
0.954%, 05/26/2026(A)	550	555
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021(B)	300	297
Structured Asset Securities, Ser 2005-WF2, Cl A3
0.504%, 05/25/2035(A)	230	227
VOLT, Ser 2012-RP3A, Cl A1
3.475%, 11/27/2017(B)	104	104
VOLT, Ser 2012-RP2A, Cl A
4.704%, 06/26/2017(B)(D)	97	99
VOLT, Ser 2012-RLF1, Cl A
3.475%, 12/25/2017(B)	183	183

		8,691

Total Asset-Backed Securities (Cost $19,637) ($ Thousands)		19,942

FOREIGN BONDS — 5.2%
America Movil
5.500%, 03/01/2014	300	312
3.125%, 07/16/2022	200	196
Bank Nederlandse Gemeenten
1.000%, 11/17/2014	700	705
Barclays Bank
5.125%, 01/08/2020	100	115
BBVA US Senior SAU
4.664%, 10/09/2015	600	615
BHP Billiton Finance USA
6.500%, 04/01/2019	210	266
3.250%, 11/21/2021	140	148
BNP Paribas
2.375%, 09/14/2017	360	365
BP Capital Markets
3.561%, 11/01/2021	50	53
3.245%, 05/06/2022	550	568
1.375%, 11/06/2017	58	58
0.700%, 11/06/2015	200	200
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	270	281
Cooperatieve Centrale Raiffeisen- Boerenleenbank
3.375%, 01/19/2017	310	332
Daimler Finance North America
6.500%, 11/15/2013	420	436
Deutsche Telekom International Finance
5.750%, 03/23/2016	290	327
FMS Wertmanagement AoeR

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.000%, 11/21/2017	$200	$200
HSBC Holdings
4.000%, 03/30/2022	80	86
Hutchison Whampoa International 12 II
3.250%, 11/08/2022	200	197
ING Bank
2.000%, 09/25/2015	200	203
Intesa Sanpaolo
3.125%, 01/15/2016	400	391
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	180	179
Macquarie Bank
5.000%, 02/22/2017	280	309
National Australia Bank
1.250%, 03/08/2018	1,150	1,146
Nippon Telegraph & Telephone
1.400%, 07/18/2017	35	35
Petrobras International Finance - Pifco
7.875%, 03/15/2019	80	97
5.375%, 01/27/2021	1,160	1,252
Petrodrill Five
4.390%, 04/15/2016(D)	393	410
Petrodrill Four
4.240%, 01/15/2016	486	499
Petroleos Mexicanos
4.875%, 01/24/2022	570	631
3.500%, 01/30/2023	260	259
Potash Corp. of Saskatchewan
4.875%, 03/30/2020	64	73
Santander US Debt
2.991%, 10/07/2013	995	1,002
Schlumberger Norge
4.200%, 01/15/2021	20	23
Shell International Finance
4.375%, 03/25/2020	200	232
1.125%, 08/21/2017	47	47
Statoil
1.200%, 01/17/2018	56	56
Talisman Energy
7.750%, 06/01/2019	70	89
Temasek Financial I
2.375%, 01/23/2023	250	241
Teva Pharmaceutical Finance IV
3.650%, 11/10/2021	220	234
Total Capital
4.250%, 12/15/2021	56	64
Total Capital International
1.550%, 06/28/2017	33	33
0.750%, 01/25/2016	11	11
UBS
0.750%, 03/24/2016	900	899
Vale Overseas
4.375%, 01/11/2022	915	939
Westpac Banking
4.200%, 02/27/2015	205	219
Xstrata Finance Canada
5.800%, 11/15/2016	40	46
2.450%, 10/25/2017	190	193
1.800%, 10/23/2015	180	182

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Total Foreign Bonds (Cost $15,243) ($ Thousands)		$15,454

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
FHLMC
2.375%, 01/13/2022	$790	822
0.653%, 08/15/2039(A)	484	487
FICO STRIPS, PO
0.000%, 05/11/2018(C)	340	322
FNMA
1.984%, 10/09/2019(C)	1,190	1,055
1.250%, 08/20/2013	838	842
GNMA
1.650%, 02/20/2063	501	505
0.702%, 01/20/2063(A)	498	500
0.604%, 03/20/2063(A)	1,260	1,260
0.552%, 12/20/2062(A)	1,479	1,475
Resolution Funding STRIPS
1.696%, 07/15/2020(C)	100	89
1.355%, 10/15/2019(C)	760	692
Tennessee Valley Authority
3.875%, 02/15/2021	790	916

Total U.S. Government Agency Obligations (Cost $8,927) ($ Thousands)		8,965

SOVEREIGN DEBT — 0.8%
African Development Bank
8.800%, 09/01/2019	80	107
Province of Ontario Canada
4.400%, 04/14/2020	840	981
1.100%, 10/25/2017	500	501
0.950%, 05/26/2015	160	161
Province of Quebec Canada
2.625%, 02/13/2023	500	502

Total Sovereign Debt (Cost $2,242) ($ Thousands)		2,252

MUNICIPAL BOND — 0.0%
Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	25	32

Total Municipal Bond (Cost $33) ($ Thousands)		32

U.S. TREASURY OBLIGATIONS — 24.3%
U.S. Treasury Bills
0.133%, 05/16/2013(C)	12,900	12,899
U.S. Treasury Bonds
8.750%, 05/15/2020	1,201	1,822
4.750%, 02/15/2037	100	132
U.S. Treasury Inflation-Protected Securities
1.250%, 04/15/2014	2,243	2,317
0.625%, 04/15/2013	218	219
0.500%, 04/15/2015	936	983
U.S. Treasury Notes
4.500%, 02/15/2016	2,001	2,239
3.625%, 02/15/2021	400	466
3.500%, 05/31/2013	3,000	3,017
3.500%, 02/15/2018	150	170
3.500%, 05/15/2020	400	462

Description	Face Amount ($ Thousands)/ Shares/Contracts	Market Value ($ Thousands)
3.375%, 07/31/2013	$3,200	$3,235
3.125%, 04/30/2017	800	882
3.125%, 05/15/2021	500	563
2.625%, 08/15/2020	200	218
2.625%, 11/15/2020	100	109
2.000%, 02/15/2023	150	152
1.875%, 04/30/2014	160	163
1.750%, 05/15/2022	1,000	1,003
1.500%, 08/31/2018	600	620
1.375%, 05/15/2013	1,601	1,603
1.375%, 01/31/2020	5,510	5,573
1.250%, 02/15/2014	2,000	2,019
1.250%, 02/29/2020	21,580	21,614
0.750%, 10/31/2017	1,090	1,093
0.750%, 02/28/2018	280	280
0.500%, 05/31/2013	1,600	1,601
U.S. Treasury STRIPS
1.756%, 11/15/2021(C)	200	172
1.621%, 05/15/2021(C)	880	774
1.401%, 02/15/2021(C)	1,000	886
1.220%, 02/15/2020(C)	1,601	1,469
1.096%, 05/15/2020(C)	480	437
1.089%, 08/15/2020(C)	801	723
1.055%, 11/15/2019	801	740
0.863%, 05/15/2018	400	383
0.502%, 05/15/2016(C)	1,201	1,185

Total U.S. Treasury Obligations (Cost $71,949) ($ Thousands)		72,223

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% †**	10,919,765	10,920

Total Cash Equivalent (Cost $10,920) ($ Thousands)		10,920

Total Investments — 107.1% (Cost $310,763) ($ Thousands)^		$318,543

PURCHASED OPTION††* — 0.0%
Euro 3 Year, Expires 06/22/2013, Strike Price $98	17	$1

Total Purchased Option (Cost $6) ($ Thousands)		1

WRITTEN OPTIONS††* — 0.0%
U.S. 10-Year Treasury Note Expires 05/18/2013, Strike Price $133	(18)	(7)
Euro 3 Year Expires 06/22/2013, Strike Price $98	(17)	(1)

Total Written Options (Premiums Received $9) ($ Thousands)		$(8)

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Concluded)

March 31, 2013

A list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	41	Sep-2014	$2
90-Day Euro$	(41)	Sep-2015	(5)
U.S. 10-Year Treasury Note	(176)	Jun-2013	(147)
U.S. 2-Year Treasury Note	46	Jun-2013	(1)
U.S. 5-Year Treasury Note	(19)	Jun-2013	(1)
U.S. Long Treasury Bond	(8)	Jun-2013	(11)
U.S. Ultra Long Treasury Bond	(2)	Jul-2013	1

			$(162)

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The options contracts and futures contractes are both considered to have interest rate risk associated with them.

Percentages are based on a Net Assets of $297,462 ($ Thousands).

‡	Real Estate Investment Trust

*	Non-income producing securities.

**	The rate reported is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliated Security.

††	For the period ended March 31, 2013, the total amount of all open purchased options and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

^	At March 31, 2013, the tax basis cost of the Fund’s investments was $310,763 ($ Thousands), and the unrealized appreciation and depreciation were $8,219 ($ Thousands) and $(439) ($ Thousands), respectively.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2013. The date reported is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security considered illiquid. The total value of such securities as of March 31, 2013 was $2,475 ($ Thousands) and represented 0.8% of Net Assets.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LP — Limited Partnership

NY — New York

PO — Principal Only

REMIC — Real Estate Mortgage Investment Conduit

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Security

TBA — To Be Announced

The following is a list of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$126,432	$—	$126,432
Corporate Obligations	—	62,323	—	62,323
Asset-Backed Securities	—	19,942	—	19,942
Foreign Bonds	—	15,454	—	15,454
U.S. Government Agency
Obligations	—	8,965	—	8,965
Sovereign Debt	—	2,252	—	2,252
Municipal Bond	—	32	—	32
U.S. Treasury Obligations	—	72,223	—	72,223
Cash Equivalent	10,920	—	—	10,920

Total Investments in Securities	$10,920	$307,623	$—	$318,543

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$1	$—	$—	$1
Written Options	(8)	—	—	(8)
Futures‡‡	(162)	—	—	(162)

Total Other Financial Instruments	$(169)	$—	$—	$(169)

‡‡	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Growth Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

INVESTMENT COMPANIES — 99.2%
New Covenant Growth Fund†	4,469,627	$165,599
New Covenant Income Fund†	4,602,056	107,366

Total Investment Companies (Cost $223,665) ($ Thousands)		272,965

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% †*	2,273,512	2,274

Total Cash Equivalent (Cost $2,274) ($ Thousands)		2,274

Total Investments — 100.0% (Cost $225,939) ($ Thousands)††		$275,239

Percentages are based on a Net Assets of $275,310 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliated Security.

††	At March 31, 2013, the tax basis cost of the Fund’s investments was $225,939 ($ Thousands), and the unrealized appreciation and depreciation were $52,188 ($ Thousands) and $(2,888) ($ Thousands), respectively.

Cl — Class

As of March 31, 2013, all of the Fund’s investments were considered Level 1.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Income Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

INVESTMENT COMPANIES — 99.6%
New Covenant Growth Fund†	800,561	$29,661
New Covenant Income Fund†	2,254,073	52,587

Total Investment Companies (Cost $72,298) ($ Thousands)		82,248

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.020% †*	351,581	352

Total Cash Equivalent (Cost $352) ($ Thousands)		352

Total Investments — 100.0% (Cost $72,650) ($ Thousands)††		$82,600

Percentages are based on a Net Assets of $82,619 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliated Security.

††	At March 31, 2013, the tax basis cost of the Fund’s investments was $72,650 ($ Thousands), and the unrealized appreciation and depreciation were $11,928 ($ Thousands) and $(1,978) ($ Thousands), respectively.

Cl — Class

As of March 31, 2013, all of the Fund’s investments were considered Level 1.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended 17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 30, 2013

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: May 30, 2013